Repurchase Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Repo Transactions and Reverse Repo Transactions
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.19	12.31.18
Debtors for Reserve Repurchase Transactions of Government Securities	29,996,370	3,165,191
Interest Accrued Receivable for Reserve Repurchase Transactions	79,108	16,180

Total Repurchase Transactions - Assets	30,075,478	3,181,371

	12.31.19	12.31.18
Creditors for Repurchase Transactions of Government Securities	—	2,990,202
Interest Accrued Payable for Repurchase Transactions	—	7,313

Total Repurchase Transactions - Liabilities	—	2,997,515

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items

	12.31.19	12.31.18
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	29,968,733	3,171,280
Repurchase Transactions recorded in Financial Assets Pledged as Collateral	—	3,024,074